Annual Total Returns[BarChart] - Invesco BuyBack AchieversTM ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.98%	13.81%	45.59%	12.77%	(4.32%)	12.81%	17.80%	(10.42%)	34.12%	8.42%